Note 12 - Long-term Incentive Plan - Period and Predetermined Stock Price Needed for Vesting (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Share-Based Payment Arrangement, Tranche One [Member]
Begins Vesting	12 months after Grant Dates
Ends Vesting	48 months after Grant Dates
Predetermined Vesting Price (in dollars per share)	$ 3.43
Share-Based Payment Arrangement, Tranche Two [Member]
Begins Vesting	24 months after Grant Dates
Ends Vesting	60 months after Grant Dates
Predetermined Vesting Price (in dollars per share)	$ 4.69
Share-Based Payment Arrangement, Tranche Three [Member]
Begins Vesting	36 months after Grant Dates
Ends Vesting	72 months after Grant Dates
Predetermined Vesting Price (in dollars per share)	$ 6.43
Share-Based Compensation Award Tranche Four [Member]
Begins Vesting	48 months after Grant Dates
Ends Vesting	84 months after Grant Dates
Predetermined Vesting Price (in dollars per share)	$ 8.81
Share-Based Compensation Award Tranche Five [Member]
Begins Vesting	60 months after Grant Dates
Ends Vesting	96 months after Grant Dates
Predetermined Vesting Price (in dollars per share)	$ 12.07